Financial Assets	12 Months Ended
Dec. 31, 2020
Financial Assets
Financial Assets

(12)    Financial Assets

Details of non-current financial assets on the consolidated balance sheet at 31 December 2020 and 2019 are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019
Financial investments in shares with stock market	3,008	7
Total Non-current financial assets measured at fair value	3,008	7

Non-current guarantee deposits	6,268	5,433
Other non-current financial assets (a)	108,030	29,504
Non-current loans to related parties (see note 31)	80,851	86,363
Non-current loans to associates (b) (see note 31)	—	17,623
Total Non-current financial assets measured at amortized cost	195,149	138,923

Details of current financial assets on the consolidated balance sheet at 31 December 2020 and 2019 are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019
Other current financial assets (c) (see note 30)	—	1,716,738
Total current financial assets measured at fair value	—	1,716,738

	Thousands of Euros
	31/12/2020	31/12/2019
Deposits and guarantees	162	713
Other current financial assets (a)	10,861	10,691
Current loans to third parties	95	65
Current loans to associates (b) (see note 31)	—	719
Total other current financial assets	11,118	12,188

(a)Other financial assets

The closing balance is mainly related to balances with other related parties (see note 31).

(b)Loans to associates

During fiscal year 2018, the Group granted a credit line of US Dollars 100 million to Alkahest, which bears interest at an annual rate of 5% and matures in 2021. At 31 December 2019, Alkahest drew down an amount of US Dollars 20 million (Euros 18,342 thousand). As from 2 September 2020, Alkahest is considered part of the group and has been incorporated into the Group’s consolidation perimeter by the full consolidation method instead of the equity method (see notes 3 and 11).

(c)Other current financial assets

At 31 December 2019, Grifols delivered 90 shares of its subsidiary GDS in exchange for a contractual right resulting in an investment in an associate (equivalent to 1,766 million of SRAAS shares), because at that date no shares of SRAAS were received. As a consequence, at 31 December 2019, SRAAS was the minority shareholder owner of 45% of GDS. Such contractual right meets the definition of a financial asset under IFRS 9 – Financial Instruments and was classified as a financial asset at fair value through profit or loss as it did not comply with the principal and interest payment criteria (because shares in SRAAS would be received). Grifols recognised the aforementioned contractual right for the fair value of the GDS shares delivered and subsequently this right was measured based on its fair value through profit or loss. This asset amounted to Euros 1,717 million (see notes 11 and 30).